Related party transactions and balances	12 Months Ended
Dec. 31, 2020
Related party transactions and balances
Related party transactions and balances

23. Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Trip.com”)	one board director of the Group
JD.com, Inc. (“JD”)	one board director of the Group
Hopeful Tourism Limited (“Caissa", a wholly-owned subsidiary of Caissa Sega Tourism Culture Investment Limited)	a principal shareholder of the Group
HNA Tourism Holdings Group Co., Ltd. (“HNA Tourism”)	two board directors of the Group
Fullshare Holdings Limited (“Fullshare”)	a principal shareholder of the Group

a)	Transactions with related parties:

Trip.com

Trip.com purchased 5,000,000 Class A ordinary shares in a private placement concurrent with the Group’s initial public offering, an additional 3,731,034 Class A ordinary shares for a total of US$15 million through a private placement transaction in December 2014 as well as an additional 3,750,000 Class A ordinary shares for a total of US$20 million through a private placement transaction in May 2015.

The Group sells packaged tours through Trip.com’s online platform and the commission fees to Trip.com were insignificant. The Group purchased travelling products from Trip.com’s online platform, which were insignificant. Revenues from Trip.com consist of commission fees for the booking of hotel rooms and air tickets through the Group’s online platform, amounted of RMB161.7 million, RMB65.7 million and RMB16.9 million (US$2.6 million) for the years ended December 31, 2018, 2019 and 2020, respectively.

JD

On May 8, 2015, the Company issued 65,625,000 Class A ordinary shares to Fabulous Jade Global Limited, a subsidiary of JD, for cash consideration of RMB1,528.2 million (US$250 million) and RMB660.2 million representing the fair value of business resource contributed by JD, which include the exclusive rights to operate the leisure travel channel for both JD’s website and mobile application, JD’s preferred partnership for hotel and air ticket reservation service, internet traffic support and marketing support for the leisure travel channel for a period of five years starting from August 2015.

23. Related party transactions and balances - continued

The Group also purchased travelling products from JD’s channels at the amount of RMB23,509, RMB49,399 and RMB25 for the years ended December 31, 2018, 2019 and 2020, respectively.

Caissa

On November 20, 2020, pursuant to a share purchase agreement and certain amendements, Caissa completed the purchase of all Class A ordinary shares held by JD.

On November 20, 2020, JD completed transfer of all its equity interest in the Group to Caissa. Subsequently on February 9, 2021, Caissa assigned a director to the Group’s board of directors to replace the director previsouly assigned by JD and since then, JD was no longer a related party of the Group.

The Group sold packaged tours through Caissa’s platform and the commission fees to Caissa were insignificant.

HNA Tourism

On January 21, 2016, the Company issued 90,909,091 Class A ordinary shares to HNA Tourism for total consideration of RMB3,279 million (US$500 million).

HNA Tourism agreed to provide the Group with access to its premium airlines and hotels resources at a preferential rate, under fair competition market rules, and the Group undertook to acquire no less than US$100 million products and services sourced from HNA Tourism over the next two years. The Group purchased RMB588.9 million, RMB443.1 million and RMB164.4 million (US$25.2 million)air tickets from HNA Tourism for the year ended December 31, 2018, 2019 and 2020, respectively. The Group sold travelling products through an affiliate of HNA Tourism’s distribution channels and the revenues were insignificant.

In December 2017, the Group provided financing to an affiliate of HNA Tourism (the “HNA Affiliate”) amounting to RMB40.0 million (US$6.1 million) by purchasing private placement notes issued by the HNA Affiliate (the "Notes Financing"), with the interest rate of 8.5%, which was repayable in one year. The Notes Financing was guaranteed by another affiliate of HNA Tourism. The Notes Financing was extended for one year upon original maturity in December 2018 with the same interest rate and was further pledged by certain equity investment held by HNA Affiliate. In May 2018, the Group provided financing in the form of accounts receivable factoring arrangement (the "Loan Financings") to another affiliate of HNA Tourism amounting to RMB500 million (US$76.6 million) with the average interest rate of 14% per annum and service fee rate of 6%, which were repayable in one year. The Loan Financings were guaranteed by another affiliate of HNA Tourism. The Loan Financings were extended for one year upon original maturity in May 2019 with interest rate decreased to 6% per annum. The Group has received requests from these borrowers for extension of maturity of the Notes Financing and Loan Financings for another one year to December 2020 and May 2021, respectively.

23. Related party transactions and balances - continued

As of December 31, 2019, the Group reviewed the recoverability of above Notes Financing and Loan Financings to reflect the credit risk associated with the respective outstanding balances. As of December 31, 2019, the Group recorded an allowance provision of RMB1.9 million and RMB21.3 million for the Notes Financing and the Loan Financings, respectively. As of December 31, 2019, the carrying value of the Notes Financing and the Loan Financings were RMB44.8 million and RMB512.8 million, respectively, which were presented in non-current assets, based on management’s estimates of time for collection. By the ended of 2020, the Group did not receive the repayment of RMB40 million from the affiliate of HNA Tourism according to the extended schedule and no settlement plans were reached for the outstanding balance. In addition, HNA Group, HNA Tourism’s ultimate holding company, received a formal bankruptcy and restructuring notice from the Hainan Province High People’s Court following creditors’ action against HNA Group due to its failure to pay overdue debts. Based on the assessment of all currently available information of HNA Group’s restructuring plan, the Group considered it was unlikely to collect the outstanding receivables as of December 31, 2020.Accordingly, the Group provided a full allowance for current expected credit losses on the remaining balance at the amount of RMB44.8 million and RMB512.8 million for the Notes Financing and the Loan Financings, respectively. Moreover, the Group provided full a allowance of RMB30.8 million for the current amounts due from HNA Tourism.

The interest income and service fee for the Notes Financing and the Loan Financings were RMB27.8 million and nil for the years ended 2019 and 2020, respectively.

Fullshare

On May 25, 2018, Fullshare completed the purchase of 4,104,137 Class A ordinary shares and 6,949,997 Class B ordinary shares from the Group’s previous principal shareholder Mr. Haifeng Yan. Since then, Haifeng Yan was no longer the Group’s principal shareholder and Black Fish founded by Mr. Haifeng Yan ceased to be the Group’s related party.

During the year ended December 31, 2018, Fullshare made several prepayments to the Group for travelling products, which was RMB1.6 million in 2018. Fullshare has not made any prepayments to the Group in 2019 and 2020.

23. Related party transactions and balances - continued

b)	Balances with related parties:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Trip.com	23,759	13,977	2,142
Amounts due from JD	3,685	1,644	252
Amounts due from HNA Tourism (i)	37,664	—	—
Amounts due from Caissa	—	8,292	1,271
Total	65,108	23,913	3,665

Non-Current:
Long-term amounts due from HNA Tourism	557,582	—	—
Total	557,582	—	—

Current:
Amounts due to Trip.com	27,128	18,240	2,795
Amounts due to JD	136	112	17
Amounts due to HNA Tourism (i)	2,491	746	114
Amounts due to Caissa	—	1,936	298
Total	29,755	21,034	3,224

(i)	For amounts due from HNA Tourism, refer to disclosure in Note 23 (a) above.